                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VL SEPARATE ACCOUNT-C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 7 THROUGH 9 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                 0.54%         0.36%          0.00%       0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                            0.45%         0.50%          0.00%       0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                            0.59%         0.61%          0.00%       1.20%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                         0.48%         0.47%          0.00%       0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                        0.54%         0.36%          0.00%       0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund                  0.56%         0.64%          0.00%       1.20%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund         0.57%         0.73%          0.00%       1.30%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                         0.20%         0.80%          0.00%       1.00%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                          0.52%         0.48%          0.00%       1.00%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.08%          0.00%       1.08%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                            Management      Other        12b-1      Total Mutual
                                                               Fees       Expenses       Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%         1.25%        0.00%        1.30%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%        0.82%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                  0.75%         0.36%        0.00%        1.11%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                             0.80%         0.50%        0.00%        1.30%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                             1.00%         0.61%        0.00%        1.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                          0.80%         0.47%        0.00%        1.27%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                         0.75%         0.36%        0.00%        1.11%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund                   1.05%         0.64%        0.00%        1.69%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund          1.10%         0.73%        0.00%        1.83%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%        1.48%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                          0.90%         0.80%        0.00%        1.70%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                           0.90%         0.48%        0.00%        1.38%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.61%        0.00%        1.61%
Markets Fund
--------------------------------------------------------------------------------------------------------------------

2. THE FIRST SENTENCE OF THE THIRD PARAGRAPH OF THE "MORTALITY AND EXPENSE RISK CHARGE" PROVISION ON PAGE 14 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis."

3. THE FIRST SENTENCE OF THE SECOND PARAGRAPH OF THE "INTEREST" PROVISION ON PAGE 21 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years."

4. THE FIRST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION ON PAGE 22 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

     "Policy owners may participate in this program if their policy value is at least $15,000."

5. THE FIRST SENTENCE OF THE "POLICY CHARGES - DEDUCTIONS FROM PREMIUM" PROVISION ON PAGE 74 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "On corporate flexible premium contracts, the Company deducts a charge for state and federal premium taxes of 3.5% on all premiums received to cover the payment of premium taxes."